May 2, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004
ATTN: Document Control - EDGAR


RE:     American Enterprise Variable Life Account
        File Nos. (333-69777/811-5696)
        497 (j) Filing

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.




Sincerely,


/s/  Mary Ellyn Minenko
     Mary Ellyn Minenko
     Vice President and Group Counsel


MEM/SP/jj

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